UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21532

Frank Funds

(Exact name of registrant as specified in charter)

781 Crandon Blvd. Unit 602

Key Biscayne, Florida 33149

(Address of principal executive offices)

 (Zip code)

Brian J. Frank

Frank Capital Partners LLC

781 Crandon Blvd. Unit 602

Key Biscayne, Florida 33149

(Name and address of agent for service)

Copies to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, Ohio 45202

Registrant's telephone number, including area code: 973-887-7698

Date of fiscal year end: June 30

Date of reporting period: June 30, 2021

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Frank Value Fund Investor Class

ALTRIA GROUP

Ticker Symbol:MO	Cusip Number:02209S103
Record Date: 3/29/2021	Meeting Date: 5/20/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director: John T. Casteen III	For	Issuer	For	With
1B	Election of Director: Dinyar S. Devitre	For	Issuer	For	With
1C	Election of Director: William F. Gifford, Jr.	For	Issuer	For	With
1D	Election of Director: Debra J. Kelly-Ennis	For	Issuer	For	With
1E	Election of Director: W. Leo Kiely III	For	Issuer	For	With
1F	Election of Director: Kathryn B. McQuade	For	Issuer	For	With
1G	Election of Director: George Munoz	For	Issuer	For	With
1H	Election of Director: Mark E. Newman	For	Issuer	For	With
1I	Election of Director: Nabil Y. Sakkab	For	Issuer	For	With
1J	Election of Director: Virginia E. Shanks	For	Issuer	For	With
1K	Election of Director: Ellen R. Strahlman	For	Issuer	For	With
2	Ratfication of the Selection of Independent Registered Public Accountng Firm	For	Issuer	For	With
3	Non-Binding Advisory Vote to Approve the Compensation of Altria's Named Executive Officers.	For	Issuer	For	With
4	Shareholder Proposal - Review and Report on Underage Tobacco Prevention Policies and Marketing Practices	Against	Stockholder	Against	With
5	Shareholder Proposal - Disclosure of Lobbying Policies and Practice	Against	Stockholder	Against	With

BARRICK GOLD CORP

Ticker Symbol:GOLD	Cusip Number:067901108
Record Date: 3/5/2021	Meeting Date: 5/4/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors : Vote Directors Individually Election of Director: D. M. Bristow Election of Director: G. A. Cisneros Election of Director: C. L. Coleman Election of Director: J. M. Evans Election of Director: B. L. Greenspun Election of Director: J. B. Harvey Election of Director: A. N. Kabagambe Election of Director: A. J. Quinn Election of Director: M. L. Silva Election of Director: J. L. Thornton	For	Issuer	For	With
2	Resolution approving the appointment of PricewaterhouseCoopers LLP as the auditor of Barrick and authorizing the directors to fix its remuneration	For	Issuer	For	With
3	Advisory resolution on approach to executive compensation	For	Issuer	For	With
4	Special resolution approving the capital reduction in order to enable the Return of Capital	For	Issuer	For	With

CIVEO CORPORATION

Ticker Symbol:CVEO	Cusip Number:178787107
Record Date: 3/24/2021	Meeting Date: 5/19/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director: C. Ron Blankenship	For	Issuer	For	With
1B	Election of Director: Charles Szalkowski	For	Issuer	For	With
2	Advisory Vote to Approve Executive Compensation: We are asking that you approve, on an advisory basis, of the compensation of our named executive officers as disclosed in this proxy statement, commonly referred to as a "Say-on-Pay" proposal.	For	Issuer	For	With
3	Appointment of Auditors: Appointment of Ernst & Young LLP as Auditors of Civeo CorporaOon for the ensuing year and authorization of the directors of Civeo Corporation, acOng through the Audit Committee, to determine their remuneration.	For	Issuer	For	With
4	Advisory Vote on the Frequency of Future Advisory Votes to Approve Named Executive Officer Compensation: We are asking that you vote to approve the frequency with which we conduct the say-on-pay vote, commonly referred to as a "Say-When-On-Pay" Proposal.	For	Issuer	For	With

COGENT COMMUNICATIONS HOLDINGS

Ticker Symbol:CCOI	Cusip Number:19239V302
Record Date: 3/1/2021	Meeting Date: 4/28/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director: Dave Schaeffer	For	Issuer	For	With
1B	Election of Director: D. Blake Bath	For	Issuer	For	With
1C	Election of Director: Steven D. Brooks	For	Issuer	For	With
1D	Election of Director: Lewis H. Ferguson, III	For	Issuer	For	With
1E	Election of Director: Carolyn Katz	For	Issuer	For	With
1F	Election of Director: Sheryl Kennedy	For	Issuer	For	With
1G	Election of Director: Marc Montagner	For	Issuer	For	With
2	To ratify the appointment of Ernst & Young LLP as the independent registered public accountants for the fiscal year ending December 31, 2021.	For	Issuer	For	With
3	o approve an amendment and restatement of the Company's 2017 Incentive Award Plan including an increase in the number of shares available for issuance thereunder by 1.2 million shares.	For	Issuer	For	With
4	on-binding advisory vote to approve named executive officer compensation.	For	Issuer	For	With

CVR ENERGY, INC

Ticker Symbol:CVI	Cusip Number:12662P108
Record Date: 4/9/2021	Meeting Date: 6/2/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	1. Vote Board of Directors: Election of Director: Patricia A. Agnello Election of Director: Kapiljeet Dargan Election of Director: Jaffrey A. Firestone Election of Director: Jonathan Frates Election of Director: Hunter C. Gary Election of Director: David L. Lamp Election of Director: Stephen Mongillo Election of Director: James M. Strock	For	Issuer	For	With
2	To approve, by a non-binding, advisory vote, our named executive officer compensation ("Say-on-Pay").	For	Issuer	For	With
3	To ratify the appointment of Grant Thornton LLP as CVR Energy's independent registered public accounting firm for 2021.	For	Issuer	For	With

DRIL-QUIP INC.

Ticker Symbol:DRQ	Cusip Number:262037104
Record Date: 3/18/2021	Meeting Date: 5/12/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.1	1.1 Election of Director: Steven L. Newman	For	Issuer	For	With
1.2	Election of Director: Amy B. Schwetz	For	Issuer	For	With
2	Approval of the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2021.	For	Issuer	For	With
3	Advisory vote to approve compensation of the Company's named executive officers	For	Issuer	For	With
4	Amendment of 2017 Omnibus Incentive Plan of Dril-Quip, Inc. to increase the number of shares authorized for issuance.	For	Issuer	For	With

EBAY INC

Ticker Symbol:EBAY	Cusip Number:278642103
Record Date: 4/19/2021	Meeting Date: 6/15/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director: Anthony J. Bates	For	Issuer	For	With
1B	Election of Director: Adriane M. Brown	For	Issuer	For	With
1C	Election of Director: Diana Farrell	For	Issuer	For	With
1D	Election of Director: Logan D. Green	For	Issuer	For	With
1E	Election of Director: Bonnie S. Hammer	For	Issuer	For	With
1F	Election of Director: E. Carol Hayles	For	Issuer	For	With
1G	Election of Director: Jamie Iannone	For	Issuer	For	With
1H	Election of Director: Kathleen C. Mitic	For	Issuer	For	With
1I	Election of Director: Matthew J. Murphy	For	Issuer	For	With
1J	Election of Director: Paul S. Pressler	For	Issuer	For	With
1K	Election of Director: Mohak Shroff	For	Issuer	For	With
1L	Election of Director: Robert H. Swan	For	Issuer	For	With
1M	Election of Director: Perry M. Traquina	For	Issuer	For	With
2	Ratification of appointment of independent auditors.	For	Issuer	For	With
3	Advisory vote to approve named executive officer compensation.	For	Issuer	For	With
4	Executive Compensation, if properly presented.	Against	Issuer	Against	With
5	Right to Act by Written Consent, if properly presented.	Against	Issuer	Against	With

MCKESSON CORPORATION

Ticker Symbol:MCK	Cusip Number:58155Q103
Record Date: 7/28/2020	Meeting Date: 7/29/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director for a one-year term: Dominic J. Caruso	For	Issuer	For	With
1B	Election of Director for a one-year term: N. Anthony Coles, M.D.	For	Issuer	For	With
1C	Election of Director for a one-year term: M. Christine Jacobs	For	Issuer	For	With
1D	Election of Director for a one-year term: Donald R. Knauss	For	Issuer	For	With
1E	Election of Director for a one-year term: Marie L. Knowles	For	Issuer	For	With
1F	Election of Director for a one-year term: Bradley E. Lerman	For	Issuer	For	With
1G	Election of Director for a one-year term: Maria Martinez	For	Issuer	For	With
1H	Election of Director for a one-year term: Edward A. Mueller	For	Issuer	For	With
1I	Election of Director for a one-year term: Susan R. Salka	For	Issuer	For	With
1J	Election of Director for a one-year term: Brian S. Tyler	For	Issuer	For	With
1K	Election of Director for a one-year term: Kenneth E. Washington, Ph.D.	For	Issuer	For	With
2	Ratification of the appointment of Deloitte & Touche LLP as the company's independent registered public accounting firm for the fiscal year ending March 31, 2021.	For	Issuer	For	With
3	Advisory vote on executive compensation.	For	Issuer	For	With
4	Shareholder proposal on action by written consent of shareholders.	Against	Stockholder	Against	With
5	Shareholder proposal on disclosure of lobbying activities and expenditures.	Against	Stockholder	Against	With
6	Shareholder proposal on statement of purpose of a corporation.	Against	Stockholder	Against	With

NEMONT CORP

Ticker Symbol:NEM	Cusip Number:651639106
Record Date: 3/2/2021	Meeting Date: 4/28/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director: Patrick Awuah. (Please note that an Against vote is treated as a Withhold)	For	Issuer	For	With
1B	Election of Director: Gregory Boyce. (Please note that an Against vote is treated as a Withhold)	For	Issuer	For	With
1C	Election of Director: Bruce Brook. (Please note that an Against vote is treated as a Withhold)	For	Issuer	For	With
1D	Election of Director: Maura Clark. (Please note that an Against vote is treated as a Withhold)	For	Issuer	For	With
1E	Election of Director: Mathew Coon Come. (Please note that an Against vote is treated as a Withhold)	For	Issuer	For	With
1F	Election of Director: Jose Manuel Madero. (Please note that an Against vote is treated as a Withhold)	For	Issuer	For	With
1G	Election of Director: Rene Medori. (Please note that an Against vote is treated as a Withhold)	For	Issuer	For	With
1H	Election of Director: Jane Nelson. (Please note that an Against vote is treated as a Withhold)	For	Issuer	For	With
1I	Election of Director: Thomas Palmer. (Please note that an Against vote is treated as a Withhold)	For	Issuer	For	With
1J	Election of Director: Julio Quintana. (Please note that an Against vote is treated as a Withhold)	For	Issuer	For	With
1K	Election of Director: Susan Story. (Please note that an Against vote is treated as a Withhold)	For	Issuer	For	With
2	Approve, on an Advisory Basis, Named Executive Officer Compensation	For	Issuer	For	With
3	Ratify Appointment of Independent Registered Public Accounting Firm for 2021	For	Issuer	For	With

OMNICOM GROUP

Ticker Symbol:OMC	Cusip Number:681919106
Record Date: 3/15/2021	Meeting Date: 5/4/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.1	Election of Director: John D. Wren	For	Issuer	For	With
1.2	Election of Director: Mary C. Choksi	For	Issuer	For	With
1.3	Election of Director: Leonard S. Coleman, Jr.	For	Issuer	For	With
1.4	Election of Director: Susan S. Denison	For	Issuer	For	With
1.5	Election of Director: Ronnie S. Hawkins	For	Issuer	For	With
1.6	Election of Director: Deborah J. Kissire	For	Issuer	For	With
1.7	Election of Director: Gracia C. Martore	For	Issuer	For	With
1.8	Election of Director: Linda Johnson Rice	For	Issuer	For	With
1.9	Election of Director: Valerie M. Williams	For	Issuer	For	With
2	Advisory resolution to approve executive compensation.	For	Issuer	For	With
3	Ratification of the appointment of KPMG LLP as the Company's independent auditors for the 2021 fiscal year.	For	Issuer	For	With
4	Approval of the Omnicom Group Inc. 2021 Incentive Award Plan.	For	Issuer	For	With
5	Shareholder proposal regarding political spending disclosure	Against	Stockholder	Against	With

PHILIP MORRIS INTERNATIONAL

Ticker Symbol:PM	Cusip Number:718172109
Record Date: 3/12/2021	Meeting Date: 5/5/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director: Brant Bonin Bough	For	Issuer	For	With
1B	Election of Director: Andre Calantzopoulos	For	Issuer	For	With
1C	Election of Director: Michel Combes	For	Issuer	For	With
1D	Election of Director: Juan Jose Daboub	For	Issuer	For	With
1E	Election of Director: Werner Geissler	For	Issuer	For	With
1F	Election of Director: Lisa A. Hook	For	Issuer	For	With
1G	Election of Director: Jun Makihara	For	Issuer	For	With
1H	Election of Director: Kalpana Morparia	For	Issuer	For	With
1I	Election of Director: Lucio A. Noto	For	Issuer	For	With
1J	Election of Director: Jacek Olczak	For	Issuer	For	With
1K	Election of Director: Frederik Paulsen	For	Issuer	For	With
1L	Election of Director: Robert B. Polet	For	Issuer	For	With
1M	Election of Director: Shlomo Yanai	For	Issuer	For	With
2	Advisory Vote Approving Executive Compensation.	For	Issuer	For	With
3	Ratification of the Selection of Independent Auditors.	For	Issuer	For	With

TWITTER INC

Ticker Symbol:TWTR	Cusip Number:90184L102
Record Date: 5/5/2021	Meeting Date: 5/26/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director: Jesse Cohn	For	Issuer	For	With
1B	Election of Director: Martha Lane Fox	For	Issuer	For	With
1C	Election of Director: Fei-Fei Li	For	Issuer	For	With
1D	Election of Director: David Rosenblatt	For	Issuer	For	With
2	The approval, on an advisory basis, of the compensation of our named executive officers ("Say-on-Pay")	For	Issuer	For	With
3	The approval, on an advisory basis, of the frequency of future stockholder advisory votes on the compensation of our named executive officers.	For	Issuer	For	With
4	RatificaOon of the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for our fiscal year ending December 31, 2021.	For	Issuer	For	With
5	The approval of an amendment to our amended and restated certificate of incorporation to declassify our board of directors.	For	Issuer	For	With
6	A stockholder proposal regarding a climate report, if properly presented at the Annual Meeting.	Against	Stockholder	Against	With
7	A stockholder proposal regarding a director candidate with human and/or civil rights expertise, if properly presented at the Annual Meeting.	Against	Stockholder	Against	With

* Management Recommended Vote

Camelot Event Driven Fund Class A

CHEVRON CORPORATION

Ticker Symbol:CVX	Cusip Number:166764100
Record Date: 3/29/2021	Meeting Date: 5/26/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director: Wanda M. Austin	For	Issuer	For	With
1B	Election of Director: John B. Frank	For	Issuer	For	With
1C	Election of Director: Alice P. Gast	For	Issuer	For	With
1D	Election of Director: Enrique Hernandez, Jr.	For	Issuer	For	With
1E	Election of Director: Marillyn A. Hewson	For	Issuer	For	With
1F	Election of Director: Jon M. Huntsman Jr.	For	Issuer	For	With
1G	Election of Director: Charles W. Moorman IV	For	Issuer	For	With
1H	Election of Director: Dambisa F. Moyo	For	Issuer	For	With
1I	Election of Director: Debra Reed-Klages	For	Issuer	For	With
1J	Election of Director: Ronald D. Sugar	For	Issuer	For	With
1K	Election of Director: D. James Umpleby III	For	Issuer	For	With
1L	Election of Director: Michael K. Wirth	For	Issuer	For	With
2	Ratification of Appointment of PricewaterhouseCoopers LLP as Independent Registered Public Accounting Firm.	For	Issuer	For	With
3	Advisory Vote to Approve Named Executive Officer Compensation.	For	Issuer	For	With
4	Reduce Scope 3 Emissions.	Against	Issuer	Against	With
5	Report on Impacts of Net Zero 2050 Scenario.	Against	Issuer	Against	With
6	Shift to Public Benefit Corporation.	Against	Issuer	Against	With
7	Report on Lobbying.	Against	Issuer	Against	With
8	Independent Chair.	For	Issuer	Against	Against
9	Special Meetings.	Against	Issuer	Against	With

CROWN CASTLE INTERNATIONAL CORP

Ticker Symbol:CCI	Cusip Number:22822V101
Record Date: 3/22/2021	Meeting Date: 5/21/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	"Election of Director: P. Robert Bartolo Election of Director: Richard J. Bressler Election of Director: K. Sivaramakrishnan"	For	Issuer	For	With
1B	Election of Director: Jay A. Brown	For	Issuer	For	With
1C	Election of Director: Cindy Christy	For	Issuer	For	With
1D	Election of Director: Ari Q. Fitzgerald	For	Issuer	For	With
1E	Election of Director: Andrea J. Goldsmith	For	Issuer	For	With
1F	Election of Director: Lee W. Hogan	For	Issuer	For	With
1G	Election of Director: Tammy K. Jones	For	Issuer	For	With
1H	Election of Director: J. Landis Martin	For	Issuer	For	With
1I	Election of Director: Anthony J. Melone	For	Issuer	For	With
1J	Election of Director: W. Benjamin Moreland	For	Issuer	For	With
1K	Election of Director: Kevin A. Stephens	For	Issuer	For	With
1L	Election of Director: Matthew Thornton, III	For	Issuer	For	With
2	The ratification of the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accountants for fiscal year 2021.	For	Issuer	For	With
3	The non-binding, advisory vote to approve the compensation of the Company's named executive officers.	For	Issuer	For	With
4	The non-binding, advisory vote regarding the frequency of voting on the compensation of the Company's named executive officers.	For	Issuer	For	With

EMISPHERE TECHNOLOGIES, INC.

Ticker Symbol:N/A	Cusip Number:N/A
Record Date: 11/13/2020	Meeting Date: 7/8/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A proposal to approve and adopt the Agreement and Plan of Merger, dated as of November 5, 2020, by and among Emisphere Technologies, Inc., Novo Nordisk A/S, an entity organized under the laws of Denmark, and Emily Merger Subsidiary, Inc., a Delaware corporation and a wholly owned subsidiary of Novo Nordisk (the "merger proposal").	Abstained	Issuer	For	N/A
2	A proposal to approve the adjournment of the special meeting, if necessary or appropriate, including if there are insufficient votes at the time of the special meeting to approve the merger proposal or in the absence of a quorum.	Abstained	Issuer	For	N/A

EXIDE TECHNOLOGIES

Ticker Symbol:N/A	Cusip Number:302051AY3
Record Date: 8/14/2020	Meeting Date: 9/17/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	VOTE ON THE PLAN. SELECT "FOR" TO ACCEPT THE PLAN SELECT "AGAINST" TO REJECT THE PLAN. ABSTAIN IS NOT A VALID VOTING OPTION AND WILL NOT COUNT.	Against	Issuer	For	Against
2	OPT OUT OF THE THIRD-PARTY RELEASE. (FOR = OPT OUT, AGAINST OR ABSTAIN = DO NOT OPT OUT)	Against	Issuer	For	Against

IHEARTMEDIA, INC.

Ticker Symbol:N/A	Cusip Number:45174J
Record Date: 3/1/2021	Meeting Date: 4/21/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	"Vote Board of Directors: Election of Director: Richard J. Bressler Election of Director: K. Sivaramakrishnan"	For	Issuer	For	With
2	The ratification of the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2021.	For	Issuer	For	With
3	The approval, on an advisory (non-binding) basis, of the compensation of our named executive officers.	For	Issuer	For	With
4	The approval of the iHeartMedia, Inc. 2021 Long-Term Incentive Award Plan.	For	Issuer	For	With

SEADRILL LIMITED

Ticker Symbol:SDRL	Cusip Number:G7998G106
Record Date: 11/3/2020	Meeting Date: 12/3/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To re-elect Birgit Aagaard-Svendsen as a Director of the Company.	For	Issuer	For	With
2	To re-elect Herman Flinder as a Director of the Company.	For	Issuer	For	With
3	To re-appoint PricewaterhouseCoopers LLP as auditor and to authorize the Directors to determine its remuneration.	For	Issuer	For	With
4	To approve the remuneration of the Company's Board of Directors of a total amount of fees not to exceed US$1,500,000 for the year ending December 31, 2020.	For	Issuer	For	With
5	To deem the vacancy on the Board of one (1) Director as a casual vacancy for the purposes of the bye-laws of the Company and to authorise such vacancy to be filled at a later date at the discretion of the Board.	Against	Issuer	For	Against

* Management Recommended Vote

West Hills Tactical Core Fund

No votes have been cast on securities by this fund during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frank Funds

By /s/Brian J. Frank

* Brian J. Frank

President

By /s/Monique M. Weiss

* Monique M. Weiss

Secretary

Date: August 2, 2021

*Print the name and title of each signing officer under his or her signature.